Subsequent events (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2021 ILS (₪)	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
Subsequent Event [Line Items]
Issuance of Ordinary Shares			$ 707,000
Price per share | ₪ / shares				₪ 0.01
Lessee, Operating Lease, Existence of Option to Extend [true false]			true
Lease renewal term				2 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lease renewal term	2 years
Aggregate quarterly rental payment | ₪	₪ 133,497
Ordinary shares [Member]
Subsequent Event [Line Items]
Issuance of Ordinary Shares			$ 0
Issuance of Ordinary Shares (In shares) | shares			136,300
Ordinary shares [Member] | Subsequent Event [Member] | Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Issuance of Ordinary Shares (In shares) | shares		2,197,803
Net proceeds		$ 9,300,000
Price per share | $ / shares		$ 4.3258
At-The-Market Offering [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Issuance of Ordinary Shares (In shares) | shares			136,300
Net proceeds			$ 800,000
At-The-Market Offering [Member] | Ordinary shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of Ordinary Shares		$ 1,541,400
Issuance of Ordinary Shares (In shares) | shares		1,541,400
Net proceeds		$ 8,200,000